INTERIM COMBINED CARVE-OUT CONDENSED STATEMENTS OF FINANCIALS POSITION - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
ASSETS
A) NON-CURRENT ASSETS	€ 898,000	€ 1,244,000
Intangible assets	782,000	1,128,000
Property, plant and equipment	113,000	107,000
Right-of-use assets	3,000	9,000
B) CURRENT ASSETS	11,087,000	17,304,000
Trade receivables and other current assets	1,173,000	1,646,000
Current financial assets	3,330,000	4,757,000
Cash and cash equivalents	6,584,000	10,901,000
TOTAL ASSETS (A+B)	11,985,000	18,548,000
EQUITY AND LIABILITIES
A) EQUITY	(7,955,000)	(39,925,000)
Equity attributable to equity holders of the Parent	(8,080,000)	(40,017,000)
Equity attributable to non-controlling interest	125,000	92,000
B) NON-CURRENT LIABILITIES	0	21,441,000
Borrowings	0	21,441,000
C) CURRENT LIABILITIES	19,940,000	37,032,000
Lease obligations	3,000	9,000
Provisions	49,000	15,000
Borrowings	1,139,000	17,777,000
Trade payables and other current liabilities	18,749,000	19,231,000
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 11,985,000	€ 18,548,000